Financial Risk Management_The Groups Regional Loans(Details) $ in Thousands		Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 290,122,838,000,000	$ 271,798,203	₩ 265,486,134,000,000
Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables		286,585,021,000,000		262,518,235,000,000
Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables		190,963,000,000		205,107,000,000
China
Group Regional Loans Line Items [Line Items]
Loans And Receivables		1,849,471,000,000		1,307,595,000,000
Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables		121,618,000,000		82,149,000,000
United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables		866,268,000,000		983,006,000,000
Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables		509,497,000,000		390,042,000,000
Gross Carrying Amount
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 292,233,069,000,000		₩ 267,763,890,000,000
%		100.00%	100.00%	100.00%
Gross Carrying Amount | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 288,648,940,000,000		₩ 264,753,206,000,000
%		98.77%	98.77%	98.88%
Gross Carrying Amount | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 193,290,000,000		₩ 206,826,000,000
%		0.07%	0.07%	0.08%
Gross Carrying Amount | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 1,880,488,000,000		₩ 1,331,095,000,000
%		0.64%	0.64%	0.50%
Gross Carrying Amount | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 127,887,000,000		₩ 92,534,000,000
%		0.04%	0.04%	0.03%
Gross Carrying Amount | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 867,868,000,000		₩ 985,038,000,000
%		0.30%	0.30%	0.37%
Gross Carrying Amount | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 514,596,000,000		₩ 395,191,000,000
%		0.18%	0.18%	0.14%
Allowances
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ (2,110,231,000,000)		₩ (2,277,756,000,000)
%	[1]	0.72%	0.72%	0.85%
Allowances | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ (2,063,919,000,000)		₩ (2,234,971,000,000)
Allowances | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables		(2,327,000,000)		(1,719,000,000)
Allowances | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables		(31,017,000,000)		(23,500,000,000)
Allowances | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables		(6,269,000,000)		(10,385,000,000)
Allowances | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables		(1,600,000,000)		(2,032,000,000)
Allowances | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables		(5,099,000,000)		(5,149,000,000)
Retail
Group Regional Loans Line Items [Line Items]
Loans And Receivables		145,841,681,000,000		134,547,044,000,000
Retail | Gross Carrying Amount
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 146,270,980,000,000		₩ 135,028,333,000,000
%		100.00%	100.00%	100.00%
Retail | Gross Carrying Amount | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 146,149,814,000,000		₩ 134,956,004,000,000
Retail | Gross Carrying Amount | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables		0		1,000,000
Retail | Gross Carrying Amount | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables		0		0
Retail | Gross Carrying Amount | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables		539,000,000		1,352,000,000
Retail | Gross Carrying Amount | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables		0		0
Retail | Gross Carrying Amount | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables		120,627,000,000		70,976,000,000
Retail | Allowances
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ (429,299,000,000)		₩ (481,289,000,000)
%	[1]	0.29%	0.29%	0.36%
Corporate
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 129,525,576,000,000		₩ 117,823,142,000,000
Corporate | Gross Carrying Amount
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 130,757,242,000,000		₩ 119,205,314,000,000
%		100.00%	100.00%	100.00%
Corporate | Gross Carrying Amount | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 127,298,283,000,000		₩ 116,271,176,000,000
Corporate | Gross Carrying Amount | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables		192,980,000,000		206,580,000,000
Corporate | Gross Carrying Amount | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables		1,879,030,000,000		1,328,525,000,000
Corporate | Gross Carrying Amount | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables		127,009,000,000		90,977,000,000
Corporate | Gross Carrying Amount | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables		866,867,000,000		984,472,000,000
Corporate | Gross Carrying Amount | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables		393,073,000,000		323,584,000,000
Corporate | Allowances
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ (1,231,666,000,000)		₩ (1,382,172,000,000)
%	[1]	0.94%	0.94%	1.16%
Credit card
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 14,755,581,000,000		₩ 13,115,948,000,000
Credit card | Gross Carrying Amount
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 15,204,847,000,000		₩ 13,530,243,000,000
%		100.00%	100.00%	100.00%
Credit card | Gross Carrying Amount | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 15,200,843,000,000		₩ 13,526,026,000,000
Credit card | Gross Carrying Amount | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables		310,000,000		245,000,000
Credit card | Gross Carrying Amount | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables		1,458,000,000		2,570,000,000
Credit card | Gross Carrying Amount | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables		339,000,000		205,000,000
Credit card | Gross Carrying Amount | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables		1,001,000,000		566,000,000
Credit card | Gross Carrying Amount | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables		896,000,000		631,000,000
Credit card | Allowances
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ (449,266,000,000)		₩ (414,295,000,000)
%	[1]	2.95%	2.95%	3.06%

[1]	Collectively assessed allowances for loans are included as they are not impaired individually.